Leases - Reconciliation of the future undiscounted cash flows of operating leases to the operating and finance lease liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating leases
0 - 1 years		$ 458,502
1 - 2 years		511,596
2 - 3 years		521,179
3 - 4 years		530,970
4 - 5 years		148,235
Total undiscounted lease payments		2,170,482
Less: imputed interest		(186,587)
Total lease liabilities		1,983,895
Less current portion	$ (520,000)	(383,223)	$ (114,507)
Noncurrent portion	1,478,000	1,600,672	598,493
Finance leases
0 - 1 years		37,831
1 - 2 years		37,831
2 - 3 years		12,153
3 - 4 years		8,999
Total undiscounted lease payments		96,814
Less: imputed interest		(7,473)
Total lease liabilities		89,341
Less current portion	(33,000)	(33,362)	(140,796)
Noncurrent portion	$ 46,000	$ 55,979	$ 49,044